Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 7.5%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. LIBOR USD
at 1.07% Floor + 1.07%), 6.32%,
04/20/33 ................. USD 250 $ 246,959
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
7.09%, 10/27/34 ............ 250 244,472
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. LIBOR USD
at 1.23% Floor + 1.23%), 6.48%,
07/20/34 ................. 250 248,340
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. LIBOR USD
at 1.13% Floor + 1.13%), 6.38%,
10/20/34 ................. 250 245,148
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at
1.19% Floor + 1.19%), 6.45%,
10/15/30 ................. 250 248,113
Madison Park Funding XIX Ltd., Series
2015-19A, Class A1R2, (3-mo.
LIBOR USD at 0.92% Floor +
0.92%), 6.19%, 01/22/28 ....... 671 667,388
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 01/19/33 ....... 250 248,954
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. LIBOR USD
at 1.15% Floor + 1.15%), 6.41%,
01/15/35 ................. 250 247,788
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 7.00%,
07/20/34 ................. 250 247,948
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. LIBOR USD
at 1.22% Floor + 1.22%), 6.54%,
08/16/34 ................. 250 244,375
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.51%,
10/25/34 ................. 250 239,244
3,128,729
Ireland — 0.4%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. LIBOR USD +
1.25%), 6.45%, 07/25/51
(a)(b)
.... 169 166,920
United States — 6.2%
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. LIBOR
USD at 1.24% Floor + 1.24%),
6.50%, 07/15/36
(a)(b)
.......... 250 248,000
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a)(b)
............... 100 99,609
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
482 414,975
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a)(b)
............... 209 157,171
Security
Par (000)
Par (000) Value
United States (continued)
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. USD 100 $ 97,160
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.51%, 03/25/46
(b)
..... 135 109,895
Mariner Finance Issuance Trust,
Series 2019-AA, Class B, 3.51%,
07/20/32
(a)
................ 100 97,793
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43
(a)
.. 44 42,908
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.89%, 11/15/30
(a)(b)
.... 100 100,222
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a)(c)
....... 268 247,681
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 499 421,023
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 100 96,172
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 100 92,486
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38
(a)
400 346,793
2,571,888
Total Asset-Backed Securities — 14.1%
(Cost: $6,122,303) .............................. 5,867,537
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 6 5,718
Belgium — 0.5%
KBC Group NV, (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 194,680
Canada — 0.0%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 2 1,828
China — 0.2%
NXP BV
5.55%, 12/01/28 ............ 68 68,465
3.40%, 05/01/30 ............ 29 25,649
94,114
France — 0.9%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 92,662
BNP Paribas SA, (3-mo. EURIBOR +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 95,798
Engie SA, 1.75%
,
03/27/28 ....... 100 100,050
Societe Generale SA, (3-mo. EURIBOR
+ 1.28%), 0.88%
,
09/22/28
(b)
.... 100 93,192
381,702
Germany — 0.8%
Commerzbank AG, (3-mo. EURIBOR +
1.30%), 0.75%
,
03/24/26
(b)(d)
.... 100 101,179
Deutsche Bank AG, (1-day SOFR +
1.22%), 2.31%
,
11/16/27
(b)
..... USD 150 128,901

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
E.ON SE, 1.00%
,
10/07/25
(d)
...... EUR 100 $ 102,807
332,887
Italy — 0.8%
(d)
Intesa Sanpaolo SpA, 1.50%
,
04/10/24 100 106,929
Iren SpA
1.95%, 09/19/25 ............ 100 103,517
1.50%, 10/24/27 ............ 100 98,909
309,355
Spain — 0.9%
(d)
Banco de Sabadell SA, (1-Year EUR
Swap Annual + 1.55%), 1.13%
,
03/11/27
(b)
................ 100 98,763
Banco Santander SA, 0.30%
,
10/04/26 200 193,837
CaixaBank SA, (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 98,293
390,893
Switzerland — 0.6%
Credit Suisse AG, 4.75%
,
08/09/24 .. USD 250 244,327
United Kingdom — 1.2%
CNH Industrial NV, 4.50%
,
08/15/23 . 188 187,702
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 90,350
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 24 22,882
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 102,174
1.38%, 09/04/27 ............ 100 99,907
503,015
United States — 22.5%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 38 36,186
4.70%, 05/14/45 ............ 26 23,755
AEP Texas, Inc.
3.95%, 06/01/28 ............ 80 75,094
5.40%, 06/01/33 ............ 32 31,835
5.25%, 05/15/52 ............ 50 47,168
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,691
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 20 18,515
Albertsons Cos., Inc., 4.88%
,
02/15/30
(a)
................ 2 1,846
Amazon.com, Inc., 4.05%
,
08/22/47 . 36 32,291
American Tower Corp.
5.00%, 02/15/24 ............ 12 11,930
0.45%, 01/15/27 ............ EUR 100 94,584
3.80%, 08/15/29 ............ USD 202 184,281
2.70%, 04/15/31 ............ 38 31,511
5.65%, 03/15/33 ............ 47 47,659
5.55%, 07/15/33 ............ 59 59,405
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 64 52,924
Amgen, Inc.
4.05%, 08/18/29 ............ 24 22,755
3.35%, 02/22/32 ............ 60 52,871
4.66%, 06/15/51 ............ 4 3,582
5.65%, 03/02/53 ............ 15 15,191
4.40%, 02/22/62 ............ 30 24,622
5.75%, 03/02/63 ............ 25 25,361
Aon Corp.
3.75%, 05/02/29 ............ 39 36,101
5.35%, 02/28/33 ............ 43 43,313
AT&T, Inc.
4.35%, 03/01/29 ............ 27 25,938
Security
Par (000)
Par (000) Value
United States (continued)
2.75%, 06/01/31 ............ USD 33 $ 27,844
5.40%, 02/15/34 ............ 20 20,034
5.25%, 03/01/37 ............ 42 41,011
4.75%, 05/15/46 ............ 68 60,023
4.50%, 03/09/48 ............ 11 9,305
3.50%, 09/15/53 ............ 20 14,158
3.65%, 09/15/59 ............ 72 50,128
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,616
Atmos Energy Corp., 2.85%
,
02/15/52 10 6,752
Autodesk, Inc., 2.40%
,
12/15/31 .... 53 43,369
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ............ 74 55,829
5.40%, 06/01/53 ............ 10 10,159
Bank of America Corp.
(b)
(1-day SOFR + 1.63%), 5.20%,
04/25/29 ............... 241 238,366
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31 .......... 96 80,374
(1-day SOFR + 1.33%), 2.97%,
02/04/33 ............... 163 135,881
(1-day SOFR + 1.83%), 4.57%,
04/27/33 ............... 39 36,670
(1-day SOFR + 1.91%), 5.29%,
04/25/34 ............... 55 54,489
Broadcom, Inc.
(a)
3.14%, 11/15/35 ............ 39 29,915
4.93%, 05/15/37 ............ 125 113,125
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 24,627
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
187 155,884
Capital One Financial Corp.
(b)
(1-day SOFR + 2.60%), 5.82%,
02/01/34 ............... 31 29,576
(1-day SOFR + 2.86%), 6.38%,
06/08/34 ............... 15 14,893
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 4 3,617
4.75%, 03/01/30 ............ 4 3,420
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... 2 1,985
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,386
4.95%, 04/01/33 ............ 15 14,973
Series AF, 3.35%, 04/01/51 .... 15 11,191
Series AJ, 4.85%, 10/01/52 .... 25 23,705
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ 8 6,294
4.80%, 03/01/50 ............ 102 76,959
3.90%, 06/01/52 ............ 35 22,903
4.40%, 12/01/61 ............ 15 10,125
3.95%, 06/30/62 ............ 9 5,537
Citigroup, Inc., (1-day SOFR + 1.94%),
3.79%
,
03/17/33
(b)
........... 27 23,855
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 4 3,632
Comcast Corp.
1.50%, 02/15/31 ............ 31 24,659
3.75%, 04/01/40 ............ 13 10,953
3.40%, 07/15/46 ............ 31 23,526
Commercial Metals Co., 4.38%
,
03/15/32 ................. 4 3,457
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 15,041

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 133, 3.85%, 03/15/52 .... USD 24 $ 19,178
5.30%, 02/01/53 ............ 27 27,439
Connecticut Light & Power Co. (The),
4.90%
,
07/01/33 ............ 18 17,902
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 26 28,582
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,526
Crown Castle, Inc.
2.25%, 01/15/31 ............ 161 131,222
2.10%, 04/01/31 ............ 83 66,384
2.50%, 07/15/31 ............ 52 42,719
5.10%, 05/01/33 ............ 73 71,736
CSX Corp.
2.50%, 05/15/51 ............ 26 16,508
4.25%, 11/01/66 ............ 10 8,232
Dell International LLC, 6.02%
,
06/15/26 67 68,099
Edison International
5.75%, 06/15/27 ............ 34 34,002
5.25%, 11/15/28 ............ 20 19,462
6.95%, 11/15/29 ............ 45 47,334
Elevance Health, Inc., 6.10%
,
10/15/52 23 25,196
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 34,291
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 32,110
Equinix, Inc.
0.25%, 03/15/27 ............ EUR 100 94,979
3.20%, 11/18/29 ............ USD 91 79,891
2.15%, 07/15/30 ............ 35 28,285
Eversource Energy, 5.45%
,
03/01/28 25 25,168
Exelon Corp.
5.15%, 03/15/28 ............ 86 85,609
4.45%, 04/15/46 ............ 32 27,174
Extra Space Storage LP, 5.50%
,
07/01/30 ................. 10 9,917
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 51 43,382
FirstEnergy Transmission LLC, 4.55%
,
04/01/49
(a)
................ 86 71,743
Florida Power & Light Co.
4.80%, 05/15/33 ............ 10 9,928
4.05%, 10/01/44 ............ 29 24,810
Ford Motor Co., 3.25%
,
02/12/32 ... 2 1,573
General Motors Financial Co., Inc.
5.10%, 01/17/24 ............ 199 198,271
5.80%, 06/23/28 ............ 25 24,904
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 21 20,220
2.60%, 10/01/40 ............ 40 28,970
4.75%, 03/01/46 ............ 26 24,471
Global Payments, Inc.
1.20%, 03/01/26 ............ 218 193,731
4.95%, 08/15/27 ............ 63 61,383
4.45%, 06/01/28 ............ 51 47,851
5.30%, 08/15/29 ............ 34 33,125
GLP Capital LP
4.00%, 01/15/30 ............ 34 29,466
4.00%, 01/15/31 ............ 27 23,343
3.25%, 01/15/32 ............ 55 44,408
Goldman Sachs Group, Inc. (The)
(b)
(3-mo. LIBOR USD + 1.51%),
3.69%, 06/05/28 .......... 30 28,186
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.28%), 2.62%,
04/22/32 ............... USD 176 $ 144,341
HCA, Inc.
5.88%, 02/01/29 ............ 21 21,136
3.63%, 03/15/32
(a)
........... 50 43,400
5.50%, 06/15/47 ............ 21 19,780
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
4 3,833
Hewlett Packard Enterprise Co.
5.90%, 10/01/24 ............ 19 19,006
5.25%, 07/01/28 ............ 82 81,211
iHeartCommunications, Inc., 5.25%
,
08/15/27
(a)
................ 2 1,529
Intel Corp.
4.88%, 02/10/28 ............ 20 19,924
4.10%, 05/19/46 ............ 9 7,545
5.70%, 02/10/53 ............ 25 25,432
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.02%), 2.07%,
06/01/29 ............... 33 28,302
(1-day SOFR + 1.75%), 4.57%,
06/14/30 ............... 27 25,941
(1-day SOFR + 1.25%), 2.58%,
04/22/32 ............... 10 8,306
(1-day SOFR + 1.85%), 5.35%,
06/01/34 ............... 69 69,550
KLA Corp.
3.30%, 03/01/50 ............ 33 24,748
5.25%, 07/15/62 ............ 25 25,303
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 72 62,310
1.80%, 01/15/31 ............ 36 28,492
Lamar Media Corp., 3.75%
,
02/15/28 2 1,820
Lowe's Cos., Inc.
3.75%, 04/01/32 ............ 25 22,627
5.50%, 10/15/35 ............ 8 8,156
2.80%, 09/15/41 ............ 30 21,217
Marsh & McLennan Cos., Inc., 5.45%
,
03/15/53 ................. 25 25,444
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 2 1,906
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 10 8,691
MidAmerican Energy Co., 4.25%
,
07/15/49 ................. 35 29,762
Moody's Corp.
3.25%, 01/15/28 ............ 32 29,799
4.25%, 08/08/32 ............ 32 30,396
3.75%, 02/25/52 ............ 18 14,275
Morgan Stanley
(b)
(1-day SOFR + 1.59%), 5.16%,
04/20/29 ............... 493 486,979
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... 442 375,918
(1-day SOFR + 2.56%), 6.34%,
10/18/33 ............... 37 39,361
(1-day SOFR + 1.87%), 5.25%,
04/21/34 ............... 14 13,824
Motorola Solutions, Inc.
5.60%, 06/01/32 ............ 75 74,316
5.50%, 09/01/44 ............ 30 28,477
MSCI, Inc.
(a)
4.00%, 11/15/29 ............ 30 27,150
3.63%, 11/01/31 ............ 28 23,903
Nasdaq, Inc.
5.65%, 06/28/25 ............ 35 35,101

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.55%, 02/15/34 ............ USD 26 $ 26,102
6.10%, 06/28/63 ............ 15 15,339
Navient Corp.
5.88%, 10/25/24 ............ 2 1,966
6.75%, 06/25/25 ............ 2 1,966
6.75%, 06/15/26 ............ 2 1,928
Newmont Corp., 2.25%
,
10/01/30 ... 28 22,940
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
4 3,728
NNN REIT, Inc., 3.00%
,
04/15/52 ... 34 20,666
Norfolk Southern Corp.
3.00%, 03/15/32 ............ 22 18,934
3.94%, 11/01/47 ............ 27 21,813
3.05%, 05/15/50 ............ 16 11,062
4.55%, 06/01/53 ............ 9 8,127
Northern States Power Co.
2.60%, 06/01/51 ............ 37 23,724
4.50%, 06/01/52 ............ 39 35,110
NRG Energy, Inc.
5.75%, 01/15/28 ............ 2 1,895
5.25%, 06/15/29
(a)
........... 2 1,789
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,269
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 5 4,271
Series Q, 1.63%, 01/15/31 ..... 39 30,753
5.00%, 06/01/33 ............ 59 57,881
Series R, 2.90%, 10/01/51 ..... 52 34,511
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,145
Oncor Electric Delivery Co. LLC,
3.10%
,
09/15/49 ............ 36 25,422
Oracle Corp.
3.60%, 04/01/40 ............ 129 99,795
4.00%, 07/15/46 ............ 51 39,199
4.00%, 11/15/47 ............ 4 3,080
3.60%, 04/01/50 ............ 51 36,443
3.95%, 03/25/51 ............ 32 24,196
5.55%, 02/06/53 ............ 9 8,715
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 4 3,631
Owens Corning, 3.95%
,
08/15/29 ... 26 24,165
Pacific Gas & Electric Co., 4.95%
,
07/01/50 ................. 45 35,343
PECO Energy Co.
2.85%, 09/15/51 ............ 29 19,107
4.38%, 08/15/52 ............ 10 8,831
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 ............ 15 15,595
5.34%, 05/19/63 ............ 60 60,717
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 8,981
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 3 2,883
5.50%, 12/15/29 ............ 2 1,845
Prologis LP
3.88%, 09/15/28 ............ 7 6,621
5.13%, 01/15/34 ............ 22 21,843
Public Service Co. of New Hampshire,
5.15%
,
01/15/53 ............ 24 24,052
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 59 56,126
3.60%, 12/01/47 ............ 6 4,711
2.05%, 08/01/50 ............ 48 28,248
QUALCOMM, Inc.
4.25%, 05/20/32 ............ 23 22,397
6.00%, 05/20/53 ............ 46 51,488
Security
Par (000)
Par (000) Value
United States (continued)
Realty Income Corp., 3.25%
,
01/15/31 USD 6 $ 5,244
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 23,006
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 2 1,862
Ryder System, Inc.
5.65%, 03/01/28 ............ 37 37,015
5.25%, 06/01/28 ............ 46 45,419
San Diego Gas & Electric Co., 5.35%
,
04/01/53 ................. 50 49,592
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 2 1,966
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 4 3,608
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ..... 42 39,916
2.25%, 06/01/30 ............ 58 48,480
5.95%, 11/01/32 ............ 80 83,736
5.88%, 12/01/53 ............ 15 15,298
Southwestern Public Service Co.
3.75%, 06/15/49 ............ 30 22,990
Series 8, 3.15%, 05/01/50 ..... 92 64,026
Sprint LLC
7.88%, 09/15/23 ............ 11 11,027
7.13%, 06/15/24 ............ 96 96,858
7.63%, 02/15/25 ............ 293 299,290
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 2 1,906
4.75%, 01/15/28 ............ 2 1,863
TEGNA, Inc.
4.63%, 03/15/28 ............ 2 1,765
5.00%, 09/15/29 ............ 2 1,726
Tenet Healthcare Corp., 4.38%
,
01/15/30 ................. 3 2,707
Thermo Fisher Scientific, Inc., 4.95%
,
11/21/32 .................. 8 8,144
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 135 131,149
Transcontinental Gas Pipe Line Co.
LLC
4.60%, 03/15/48 ............ 42 35,699
3.95%, 05/15/50 ............ 38 29,303
Union Electric Co., 2.63%
,
03/15/51 . 33 21,122
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 29,329
2.97%, 09/16/62 ............ 29 18,883
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ 7 6,170
2.90%, 05/15/50 ............ 28 19,516
6.05%, 02/15/63 ............ 22 24,877
5.20%, 04/15/63 ............ 7 7,002
Verizon Communications, Inc.
2.55%, 03/21/31 ............ 56 46,756
2.36%, 03/15/32 ............ 172 138,337
5.05%, 05/09/33 ............ 22 21,755
4.40%, 11/01/34 ............ 30 27,689
2.65%, 11/20/40 ............ 36 25,042
VICI Properties LP
4.25%, 12/01/26
(a)
........... 55 51,451
3.75%, 02/15/27
(a)
........... 40 36,693
4.75%, 02/15/28 ............ 56 53,023
4.63%, 12/01/29
(a)
........... 96 87,156
4.95%, 02/15/30 ............ 38 35,647
VMware, Inc., 4.70%
,
05/15/30 .... 69 65,850

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ USD 2 $ 1,854
Wells Fargo & Co., (1-day SOFR +
2.02%), 5.39%
,
04/24/34
(b)
..... 77 76,508
WP Carey, Inc., 2.40%
,
02/01/31 ... 13 10,450
9,347,634
Total Corporate Bonds — 28.4%
(Cost: $12,769,256) .............................. 11,806,153
Foreign Government Obligations
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. 200 165,950
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 200 189,180
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 26,035
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 24,952
Total Foreign Government Obligations — 1.0%
(Cost: $473,959) ................................ 406,117
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 25,703
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 6,072
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 22,588
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 67,053
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 15 13,430
134,846
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ 40 39,216
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 10,027
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 9,975
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,652
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ 15 15,011
30,638
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 13,553
Security
Par (000)
Par (000) Value
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ USD 10 $ 10,850
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 16,131
26,981
Total Municipal Bonds — 0.6%
(Cost: $316,912) ................................ 255,261
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
United States — 0.9%
(b)
Alternative Loan Trust
Series 2006-OA6, Class 1A1A, (1-
mo. LIBOR USD at 0.42% Floor
+ 0.42%), 5.57%, 07/25/46 ... 18 14,789
Series 2006-OC10, Class 2A3, (1-
mo. LIBOR USD at 0.46% Floor
+ 0.46%), 5.61%, 11/25/36 ... 189 163,113
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. LIBOR
USD at 0.34% Floor and 11.50%
Cap + 0.34%), 5.49%, 08/25/36 .. 109 103,597
RFMSI Trust, Series 2007-SA4, Class
3A1, 4.98%, 10/25/37 ......... 141 87,078
368,577
Commercial Mortgage-Backed Securities — 4.4%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.37%,
12/15/34
(a)(b)
............... 125 116,161
United States — 4.1%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 232,653
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 71,774
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. LIBOR USD
at 0.75% Floor + 0.75%), 6.01%,
04/15/36
(a)(b)
............... 30 28,879
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. 30 24,076
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.19%, 10/15/37 ... 113 111,880
Series 2021-SOAR, Class A, (1-mo.
LIBOR USD at 0.67% Floor +
0.67%), 5.86%, 06/15/38 .... 58 56,627
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.16%, 02/15/39 ... 56 53,997
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.64%, 04/15/37
(a)(b)
55 54,097
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
............... 25 19,375

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. LIBOR USD at
0.98% Floor + 0.98%), 6.17%,
05/15/36
(a)(b)
............... USD 60 $ 59,552
DBGS Mortgage Trust, Series 2018-
BIOD, Class A, (1-mo. LIBOR USD
at 0.80% Floor + 0.80%), 6.25%,
05/15/35
(a)(b)
............... 55 54,308
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a)(b)
........ 250 173,638
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (1-mo.
LIBOR USD at 3.44% Floor +
3.44%), 8.63%, 11/15/36
(a)(b)
.... 50 47,115
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.96%, 04/15/38 .... 250 241,441
Series 2022-OPO, Class D, 3.56%,
01/05/39 ............... 80 57,937
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a)(b)
40 27,709
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a)(b)
.......... 465 329,704
Wells Fargo Commercial Mortgage
Trust, Series 2021-C60, Class A4,
2.34%, 08/15/54 ............ 80 64,222
1,708,984
1,825,145
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56
(b)
.... 200 10,579
Total Non-Agency Mortgage-Backed Securities — 5.3%
(Cost: $2,468,603) .............................. 2,204,301
Preferred Securities
Capital Trusts — 0.1%
United States — 0.1%
State Street Corp., Series H , (3-mo.
LIBOR USD + 2.54%), 5.63%
(b)(e)(f)
27 25,089
Total Capital Trusts — 0.1%
(Cost: $27,322) ................................ 25,089
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage
Corp. Variable Rate Notes,
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
.......... 50 41,183
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 389, Class C45,
3.00% ,  10/15/52 ........ 262 42,757
Series 5161, Class LI,
3.00% ,  11/25/51 ........ 77 9,956
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Series 2021-3, Class MI,
3.50% ,  02/25/51 ........ USD 53 $ 9,382
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 61 11,891
Series 428, Class C16,
3.00% ,  03/25/50 ........ 98 15,253
Government National Mortgage
Association, Series 2022-78, Class
D, 3.00%, 08/20/51 .......... 161 22,922
112,161
Mortgage-Backed Securities — 52.2%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 670 596,855
Government National Mortgage
Association
2.00% ,  07/20/23
(g)
......... 510 428,367
2.50% ,  07/20/23
(g)
......... 452 391,369
3.00% ,  07/20/23
(g)
......... 198 176,640
3.50% ,  07/20/23
(g)
......... 300 276,602
4.00% ,  07/20/23
(g)
......... 1,989 1,881,541
4.50% ,  07/20/23
(g)
......... 623 601,292
5.00% ,  07/20/23
(g)
......... 122 119,884
5.50% ,  07/20/23
(g)
......... 72 71,663
6.00% ,  07/20/23
(g)
......... 36 36,239
2.00% ,  08/20/50 - 11/20/50 ... 110 93,151
2.50% ,  10/20/51 - 12/20/51 ... 182 157,263
3.00% ,  03/20/52 .......... 281 251,596
3.50% ,  03/20/52 .......... 60 55,899
4.00% ,  03/20/52 .......... 16 15,282
Uniform Mortgage-Backed Securities
1.50% ,  07/13/23 - 07/18/23
(g)
.. 735 600,596
2.00% ,  07/13/23 - 07/18/23
(g)
.. 874 751,338
2.50% ,  07/13/23 - 07/18/23
(g)
.. 776 673,538
3.00% ,  07/13/23 - 07/18/23
(g)
.. 1,289 1,142,234
3.50% ,  07/13/23 - 07/18/23
(g)
.. 1,365 1,246,017
4.00% ,  07/13/23
(g)
......... 493 462,630
4.50% ,  07/13/23
(g)
......... 1,263 1,213,872
5.00% ,  07/13/23
(g)
......... 1,425 1,396,199
5.50% ,  07/13/23
(g)
......... 1,132 1,126,881
6.00% ,  07/13/23
(g)
......... 100 100,883
6.50% ,  07/13/23
(g)
......... 34 34,715
4.00% ,  09/01/47 - 04/01/52 ... 1,140 1,077,831
4.50% ,  06/01/50 .......... 223 217,366
2.50% ,  03/01/51 - 12/01/51 ... 3,264 2,779,225
2.00% ,  10/01/51 - 11/01/51 ... 2,746 2,243,295
3.00% ,  11/01/51 .......... 250 224,735
3.50% ,  11/01/51 .......... 939 879,201
6.00% ,  01/01/53 - 05/01/53 ... 360 368,473
21,692,672
Total U.S. Government Sponsored Agency Securities
—
52.6%
(Cost: $23,010,281) .............................. 21,846,016
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 ............ 179 192,841
1.13%, 05/15/40 - 08/15/40 ..... 354 228,544
4.38%, 05/15/40 ............ 89 94,249
1.38%, 11/15/40 ............ 177 118,424
1.75%, 08/15/41 ............ 177 124,349
3.88%, 02/15/43 ............ 114 111,150
2.75%, 11/15/47 ............ 256 205,910
3.00%, 02/15/48 - 08/15/52 ..... 377 318,473

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38%, 11/15/48 ............ USD 325 $ 293,435
2.38%, 05/15/51 ............ 138 102,748
2.00%, 08/15/51 ............ 54 36,470
1.88%, 11/15/51 ............ 3 1,848
2.88%, 05/15/52 ............ 110 91,158
3.63%, 02/15/53 - 05/15/53 ..... 57 54,301
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ............ 1 496
U.S. Treasury Notes
4.38%, 10/31/24 ............ 38 37,541
0.75%, 11/15/24 ............ 36 33,860
1.50%, 02/15/25 - 01/31/27 ..... 206 194,201
3.88%, 03/31/25 - 12/31/29 ..... 1,342 1,325,909
2.63%, 04/15/25 ............ 179 172,084
2.75%, 05/15/25 - 08/15/32 ..... 1,583 1,462,526
4.25%, 05/31/25 ............ 19 18,761
2.88%, 06/15/25 - 04/30/29 ..... 238 228,017
4.00%, 12/15/25 - 02/28/30 ..... 1,369 1,362,230
3.75%, 04/15/26 - 05/31/30 ..... 224 220,650
3.63%, 05/15/26 - 03/31/30 ..... 97 94,762
4.13%, 06/15/26 - 11/15/32 ..... 168 168,242
0.88%, 09/30/26 ............ 79 70,680
1.13%, 10/31/26 ............ 50 44,961
1.88%, 02/28/27 - 02/28/29 ..... 186 170,413
0.50%, 04/30/27 - 08/31/27 ..... 597 515,195
0.38%, 09/30/27 ............ 89 75,747
3.50%, 01/31/28 - 02/15/33 ..... 191 185,992
1.25%, 03/31/28 - 08/15/31 ..... 377 310,631
1.75%, 01/31/29 ............ 9 7,956
1.63%, 05/15/31 ............ 177 150,415
3.38%, 05/15/33 ............ 125 120,547
Total U.S. Treasury Obligations — 21.5%
(Cost: $9,503,672) .............................. 8,945,716
Total Long-Term Investments — 123.6%
(Cost: $54,692,308) .............................. 51,356,190
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98%
(h)(i)
.... 2,338,104 $ 2,338,104
Total Short-Term Securities — 5.6%
(Cost: $2,338,104) .............................. 2,338,104
Total Options Purchased — 0.5%
(Cost: $88,690 ) ................................ 199,870
Total Investments Before Options Written and TBA Sale
Commitments — 129.7%
(Cost: $57,119,102) .............................. 53,894,164
Total Options Written — (0.6)%
(Premiums Received — $(122,520)) .................. (260,171)
Par (000)
Pa r (000)
TBA Sale Commitments
(g)
Government National Mortgage
Association
3.00% ,  07/20/23 ............ USD (29) (25,911)
3.50% ,  07/20/23 ............ (29) (26,765)
Uniform Mortgage-Backed Securities
2.00% ,  07/13/23 ............ (498) (406,084)
2.50% ,  07/13/23 - 08/14/23 ..... (1,871) (1,589,905)
3.00% ,  07/13/23 ............ (405) (356,416)
3.50% ,  07/13/23 ............ (680) (619,623)
4.00% ,  07/13/23 - 08/14/23 ..... (986) (925,646)
4.50% ,  07/13/23 - 08/14/23 ..... (2,574) (2,474,838)
5.50% ,  07/13/23 ............ (182) (181,118)
1.50% ,  07/18/23 ............ (26) (22,429)
Total TBA Sale Commitments — (16.0)%
(Proceeds: $(6,650,458)) .......................... (6,628,735)
Total Investments Net of Options Written and TBA Sale
Commitments — 113.1%
(Cost: $50,346,124) .............................. 47,005,258
Liabilities in Excess of Other Assets — (13.1)% ........... (5,454,590)
Net Assets — 100.0% .............................. $ 41,550,668
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Non-income producing security.
(g)
Represents or includes a TBA transaction.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,006,214 $ 331,890
(a)
$ — $ — $ — $ 2,338,104 2,338,104 $ 107,066 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 8 09/20/23 $ 1,017 $ (1,426)
U.S. Treasury Ultra Bond ..................................................... 6 09/20/23 819 958
U.S. Treasury 2-Year Note .................................................... 11 09/29/23 2,237 (3,875)
U.S. Treasury 5-Year Note .................................................... 38 09/29/23 4,071 (38,705)
3-mo. SOFR ............................................................. 27 06/18/24 6,405 (20,989)
3-mo. SOFR ............................................................. 10 09/17/24 2,381 (6,665)
3-mo. SONIA Index ......................................................... 4 09/17/24 1,192 (1,835)
(72,537)
Short Contracts
Euro-Bobl ............................................................... 10 09/07/23 1,263 19,353
Euro-Bund .............................................................. 1 09/07/23 146 1,814
Euro-Schatz ............................................................. 1 09/07/23 114 911
Japan 10-Year Bond ........................................................ 1 09/12/23 1,029 (4,564)
U.S. Treasury 10-Year Note ................................................... 20 09/20/23 2,246 29,736
U.S. Treasury 10-Year Ultra Note ............................................... 5 09/20/23 593 7,638
54,888
$ (17,649)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,928,093 EUR 1,757,000 BNP Paribas SA 09/20/23 $ 3,328
USD 5,709 JPY 796,000 Royal Bank of Canada 09/20/23 124
$ 3,452
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures .................... 17 10/13/23 USD 94.88 USD 4,250 $ 16,574
3-mo. SOFR Interest Futures .................... 17 10/13/23 USD 94.38 USD 4,250 3,505
3-mo. SOFR Interest Futures .................... 17 10/13/23 USD 96.00 USD 4,250 16,681
3-mo. SOFR Interest Futures .................... 26 10/13/23 USD 95.00 USD 6,500 31,688
3-mo. SOFR Interest Futures .................... 43 10/13/23 USD 95.63 USD 10,750 111,800
$ 180,248
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Goldman Sachs
International 04/20/26 3.11 % USD 106 $ 4,716
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 49 2,461

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 % USD 47 $ 2,195
9,372
Put
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 04/20/26 3.11 USD 106 5,489
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 49 2,369
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 47 2,392
10,250
$ 19,622
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 17 10/13/23 USD 95.13 USD 4,250 $ (25,181)
3-mo. SOFR Interest Futures ..................... 17 10/13/23 USD 94.63 USD 4,250 (8,925)
3-mo. SOFR Interest Futures ..................... 17 10/13/23 USD 95.75 USD 4,250 (11,580)
3-mo. SOFR Interest Futures ..................... 26 10/13/23 USD 95.25 USD 6,500 (45,500)
3-mo. SOFR Interest Futures ..................... 43 10/13/23 USD 95.38 USD 10,750 (87,344)
$ (178,530)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.31% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/14/24 3.31 % USD 573 $ (10,080)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 107 (4,321)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 94 (4,130)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual UBS AG 05/04/26 3.05 USD 50 (2,104)
(20,635)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual Barclays Bank plc 08/14/23 4.05 USD 437 (5,806)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.11% Semi-Annual
JPMorgan Chase
Bank NA 08/22/23 4.11 USD 210 (2,550)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual UBS AG 08/22/23 4.15 USD 219 (2,521)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/23/23 4.10 USD 210 (2,583)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.13% Semi-Annual UBS AG 08/23/23 4.13 USD 219 (2,589)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.18% Semi-Annual BNP Paribas SA 08/24/23 4.18 USD 420 (4,674)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.30 USD 420 (3,870)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.43% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.43 USD 420 (3,132)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.39% Semi-Annual
JPMorgan Chase
Bank NA 09/05/23 4.39 % USD 420 $ (3,402)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.61% Semi-Annual Barclays Bank plc 09/05/23 4.61 USD 420 (2,311)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.31% Semi-Annual Barclays Bank plc 06/14/24 3.31 USD 573 (14,231)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 107 (5,834)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 94 (4,800)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual UBS AG 05/04/26 3.05 USD 50 (2,703)
(61,006)
$ (81,641)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 308 $ 9,080 $ 5,255 $ 3,825
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 7,225 $ (315) $ — $ (315)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 7,164 (345) — (345)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 6,998 (174) — (174)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 6,998 (169) — (169)
0.57% Annual 1-day TONAR Annual N/A 10/17/32 JPY 15,443 (538) — (538)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 11,846 (2,935) — (2,935)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 8,179 (1,929) — (1,929)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 4,090 (957) — (957)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 4,090 (923) — (923)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 3 (108) — (108)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 3 (99) (7) (92)
3-mo. BA Semi-Annual 3.28% Semi-Annual N/A 04/25/33 CAD 10 (325) (31) (294)
3-mo. BA Semi-Annual 3.44% Semi-Annual N/A 05/09/33 CAD 3 (75) — (75)
3-mo. BA Semi-Annual 3.36% Semi-Annual N/A 05/12/33 CAD 3 (92) — (92)
3-mo. BA Semi-Annual 3.43% Semi-Annual N/A 05/15/33 CAD 10 (235) (47) (188)
3-mo. BA Semi-Annual 3.77% Semi-Annual N/A 05/30/33 CAD 3 (6) (2) (4)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 05/31/33 CAD 3 (25) — (25)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 06/01/33 CAD 3 (25) — (25)
3-mo. BA Semi-Annual 3.92% Semi-Annual N/A 06/13/33 CAD 1 5 — 5
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 332 1,755 — 1,755
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/22/33 CAD 68 374 — 374

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 4.28% Annual N/A 06/27/33 GBP 94 $ (883) $ — $ (883)
3-mo. BA Semi-Annual 3.85% Semi-Annual N/A 06/29/33 CAD 3 13 — 13
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 1 39 — 39
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 1 34 4 30
3.32% Semi-Annual 3-mo. BA Semi-Annual N/A 04/25/53 CAD 4 141 26 115
3.48% Semi-Annual 3-mo. BA Semi-Annual N/A 05/09/53 CAD 1 14 — 14
3.38% Semi-Annual 3-mo. BA Semi-Annual N/A 05/12/53 CAD 1 36 (1) 37
3.44% Semi-Annual 3-mo. BA Semi-Annual N/A 05/15/53 CAD 4 68 19 49
3.66% Semi-Annual 3-mo. BA Semi-Annual N/A 05/30/53 CAD 1 (23) 4 (27)
3.58% Semi-Annual 3-mo. BA Semi-Annual N/A 05/31/53 CAD 1 (7) — (7)
3.56% Semi-Annual 3-mo. BA Semi-Annual N/A 06/01/53 CAD 1 (3) — (3)
3.77% Semi-Annual 3-mo. BA Semi-Annual N/A 06/13/53 CAD — (9) — (9)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 148 (4,010) — (4,010)
2.49% Annual 1-day SOFR Annual 06/15/43
(a)
06/15/53 USD 5 (15) — (15)
3.36% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/22/53 CAD 29 (623) — (623)
3.75% Annual 1-day SONIA Annual N/A 06/27/53 GBP 41 806 — 806
3.64% Semi-Annual 3-mo. BA Semi-Annual N/A 06/29/53 CAD 1 (19) — (19)
$ (11,582) $ (35) $ (11,547)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/28/33 USD 2 $ 3 $ — $ 3
2.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 21 45 — 45
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 21 (6) — (6)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.73% At Termination 06/15/53 EUR 25 228 — 228
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 15 385 — 385
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 15 348 — 348
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/30/53 USD 40 266 — 266
$ 1,269 $ — $ 1,269

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (382) $ (310) $ (72)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.08%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4.75
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.08)
3-mo. BA ........................................... Canadian Bankers Acceptances 5.40
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,867,537 $ — $ 5,867,537
Corporate Bonds ........................................ — 11,806,153 — 11,806,153
Foreign Government Obligations .............................. — 406,117 — 406,117
Municipal Bonds ......................................... — 255,261 — 255,261
Non-Agency Mortgage-Backed Securities ........................ — 2,204,301 — 2,204,301
Preferred Securities ....................................... — 25,089 — 25,089
U.S. Government Sponsored Agency Securities .................... — 21,846,016 — 21,846,016
U.S. Treasury Obligations ................................... — 8,945,716 — 8,945,716
Short-Term Securities
Money Market Funds ...................................... 2,338,104 — — 2,338,104
Options Purchased
Interest rate contracts ...................................... 180,248 19,622 — 199,870

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Total Return Fund

Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (6,628,735) $ — $ (6,628,735)
$ 2,518,352 $ 44,747,077 $ — $ 47,265,429
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 3,825 $ — $ 3,825
Foreign currency exchange contracts ............................ — 3,452 — 3,452
Interest rate contracts ....................................... 60,410 3,237 — 63,647
Other contracts ........................................... — 1,275 — 1,275
Liabilities
Credit contracts ........................................... — (72) — (72)
Interest rate contracts ....................................... (256,589) (96,425) — (353,014)
Other contracts ........................................... — (6) — (6)
$ (196,179) $ (84,714) $ — $ (280,893)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)